BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 13, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Significant Accounting Policies Disclosure [Line Items]
Proceeds from Issuance Initial Public Offering	$ 9,132,750			$ 8,151,000	$ 0
Issuance of common stock for cash (in shares)	2,025,000
Shares Issued, Price Per Share	$ 4.50		$ 4.50		$ 4.50
Warrants Issued During Period Value	$ 2,025,000
Warrants Issued Price Per Share	$ 0.01
Allowance for Doubtful Accounts Receivable		$ 252,000		252,000		$ 99,000	$ 664,000
Shipping, Handling and Transportation Costs		24,000	$ 175,000	118,000	$ 269,000	329,000	283,000
Extended Product Warranty Accrual, Current		$ 217,000		$ 217,000		234,000	156,000
Marketing and Advertising Expense						$ 300,000	$ 603,000
Convertible Debt Securities [Member]
Significant Accounting Policies Disclosure [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				38,000
Common Stock Shares [Member]
Significant Accounting Policies Disclosure [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				3,755,100		325,093	122,239
Offering Common Stock [Member]
Significant Accounting Policies Disclosure [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				2,025,000
Preferred Stock and Bridge Loan [Member]
Significant Accounting Policies Disclosure [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				1,405,007
Other Warrants [Member]
Significant Accounting Policies Disclosure [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				325,093
Convertible Notes Payable [Member]
Significant Accounting Policies Disclosure [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount						38,000
Common Stock [Member]
Significant Accounting Policies Disclosure [Line Items]
Issuance of common stock for cash (in shares)	134,044					394,007
Antidilutive Securities Excluded From Computation Of Net Income Per Outstanding Unit Shares				96,602		71,040